Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Net loss	$ (8,080)
Change in current assets or liabilities:
Net cash used in operating activities	(8,080)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital contribution	8,080
Net increase in cash and cash equivalents
Cash and cash equivalents, at the beginning of the period
Cash and cash equivalents, at the end of the period
Cash paid during the year for:
Income tax payments
Interest payments
Non- cash investing and financing activities:
Debt forgiven by related party recorded as capital contribution	$ 6,080